Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Deferred revenue—short term	$ 288	$ 2,314
Accrued salaries	944	1,542
Accrued expenses	6,519	953
Construction operating and maintenance agreement deposits	30	710
Gas imbalances payable	971	1,200
Contract obligations—short term	0	240
Accrued interest payable	724	123
Other	143	4
Accrued expenses and other current liabilities	$ 9,619	$ 7,086